Principal Accounting Policies (Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Software Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	6 months
Software Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	6 years
Game Engines [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Game Engines [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Non-compete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years 6 months
Non-compete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Customer Databases [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Customer Databases [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years 6 months
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years